Income tax - Provision for income taxes (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax		¥ (236,558)	¥ (159,954)	¥ (94,297)	¥ 68,356
Tax expense calculated at the statutory tax rate of 25%		(59,140)	(39,989)	(23,574)	17,089
Effect of differing tax rates in different jurisdictions		22,061	10,188	986	283
Nontaxable income			(2,670)	(2,221)	(1,735)
Nondeductible expenses		5,519	11,221	14,675	15,669
Utilization of previously unrecognized tax losses		(201)	(2,123)	(5,872)	(47,588)
Utilization of previously unrecognized deductible temporary differences				(567)	(2,309)
Unrecognized deductible temporary differences		(6,815)	22,006	21,870	199
Unrecognized tax losses for the year		21,340	68,427	55,463	32,827
Adjustments in respect of current tax of previous period			398	49	(72)
Effect of U.S. Tax Cut and Jobs Act ("TCJA") transition tax					45,907
Effect of non-U.S. operations*		10,955	(987)	(1,834)
Adoption of IFRS 16			989
PRC withholding tax		20	964	774	6,495
Total tax expense (income)	¥ (6,261)	¥ (6,261)	¥ 68,424	¥ 59,749	¥ 66,765